Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - ESPP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Noninterest-Bearing Cash	$ 181,379	$ 361,895
EBP, Asset	181,379	361,895
EBP, Liability to Participant	178,394	350,759
EBP, Liability to issue refunds to participants	2,985	11,136
EBP, Net Asset Available for Benefit	0	0
EBP, Liability and Net Asset Available for Benefit	$ 181,379	$ 361,895